STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 874,091,760
Dividends	161,198,245
Other	61,076
Total investment income	1,035,351,081
Interest income on notes receivable from participants	577,342
Contributions:
Participant	53,304,004
Employer	23,101,142
Total contributions	76,405,146
Total additions	1,112,333,569
DEDUCTIONS:
Distributions to participants	361,829,181
Administrative expenses	2,418,513
Total deductions	364,247,694
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	748,085,875
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	3,003,951,988
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 3,752,037,863